SIGNIFICANT ACCOUNTING POLICIES, Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer Equipment and Software [Member] | Minimum [Member]
Property and Equipment [Abstract]
Property and equipment of estimated useful life	3 years
Computer Equipment and Software [Member] | Maximum [Member]
Property and Equipment [Abstract]
Property and equipment of estimated useful life	4 years
Internal-use Software [Member]
Property and Equipment [Abstract]
Property and equipment of estimated useful life	3 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property and Equipment [Abstract]
Property and equipment of estimated useful life	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property and Equipment [Abstract]
Property and equipment of estimated useful life	7 years